Aug. 11, 2015
MFS® Low Volatility Equity Fund
MFS® Low Volatility Equity Fund
SUPPLEMENT TO PROSPECTUS The date of this supplement is August 11, 2015. MFS® Low Volatility Equity Fund
Effective September 15, 2015, the fifth and sixth paragraphs in sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" are restated in their entirety as follows:

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research on approximately 1,000 U.S. issuers. MFS uses fundamental analysis of individual issuers to create a fundamental rating for an issuer. MFS uses quantitative models to create a quantitative rating for an issuer. MFS eliminates approximately 30% or more of the most volatile equity securities based on historical volatility as potential investments for the fund.  MFS may continue to hold and to consider for further investment equity securities whose historical volatility increases above the 30% threshold after purchase.  From the remaining issuers in the fund's investment universe, MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating as well as issuer, industry, and sector weightings, volatility, and other factors.

Effective September 15, 2015, the fourth paragraph in sub-section entitled "Principal Risks" under the main heading "Summary of Key Information" is restated in its entirety as follows:

Investment Strategy Risk:  The fund’s strategy to invest in equity securities with historically lower volatility may not produce the intended results if lower volatility equity securities do not outperform the S&P 500 Index, if the historical volatility of an equity security is not a good predictor of the future volatility of that equity security, and/or if equity securities held by the fund become more volatile than their historical volatility. In addition, the fund's strategy to blend fundamental and quantitative research may not produce the intended results, and MFS fundamental research is not available for all issuers.  It is expected that the fund will generally underperform the equity markets during periods of strong, rising equity markets.